As filed with the Securities and Exchange Commission on March 20, 2014

1933 Act File No. 333-98485
1940 Act File No. 811-21186

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 24	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 25	[X]

WILLIAMS CAPITAL MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)

570 Seventh Avenue
New York, New York 10018
(Address of Principal Executive Offices) (Zip Code)

(212) 373-4240
(Registrant's Telephone Number, including Area Code)

DiAnne Calabrisotto
Williams Capital Management
570 Seventh Avenue
New York, New York 10018
(Name and Address of Agent for Service)

With copies to:

Frank P. Bruno, Esq.
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Williams Capital Management Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 20th day of March 2014.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:	/s/ Christopher J. Williams
Christopher J. Williams
President, Williams Capital Management Trust

SIGNATURES

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities stated and on the 20th day of March 2014.

Signature	Title	Date

/s/Christopher J. Williams	Trustee, President and Treasurer	March 20, 2014
Christopher J. Williams

John E. Hull*	Trustee	March 20, 2014
John E. Hull

Desmond G. FitzGerald*	Trustee and Chairman of the Board of Trustees	March 20, 2014
Desmond G. FitzGerald

Brian J. Heidtke*	Trustee	March 20, 2014
Brian J. Heidtke

By: /s/ Christopher J. Williams
Christopher J. Williams
President, Williams Capital Management Trust, as Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit No.	Description
EX-101.INSC	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase